ALPS VARIABLE INVESTMENT TRUST

(the “Trust”)

Morningstar Conservative ETF Asset Allocation Portfolio: Class I (N/A) and Class II (CETFX)

Morningstar Income and Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (IETFX)

Morningstar Balanced ETF Asset Allocation Portfolio: Class I (N/A) and Class II (BETFX)

Morningstar Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (GETFX)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (AGTFX)

(the "Funds")

SUPPLEMENT DATED AUGUST 29, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MARCH 31, 2025

Effective immediately, the “Non-Diversification Risk” risk factor included in each of the Funds’ Summary Prospectus and Prospectus, respectively, is hereby deleted in its entirety.

Effective immediately, the second paragraph under the sub-heading “Classification” in the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Classification

The 1940 Act classifies mutual funds as diversified or non-diversified. The Alerian Portfolio is classified as non-diversified. The Morningstar Portfolios and the Global Opportunity Portfolio are classified as diversified.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE